INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS

10. INTANGIBLE ASSETS

The Company’s intangible assets are finite lived and consist primarily of customer relationships which is amortized on a straight-line basis over its useful life of 5 years.

Reconciliation of Carrying Amounts (in thousands)

Intangible Assets
Cost
Balance at December 31, 2022	3,933
Purchase Price Allocation Adjustment	530
Balance at December 31, 2023	4,463
Additions	15
Balance at September 30, 2024	4,478
Accumulated Depreciation
Balance at December 31, 2022	225
Depreciation	796
Balance at December 31, 2023	1,021
Depreciation	669
Balance at September 30, 2024	1,690

Carrying Amounts
Balance at December 31, 2023	3,442
Balance at September 30, 2024	2,788